Other payables and accrued expenses (Summary Other Payables and Accrued Expenses) (Details) (ILS) ₪ in Thousands, $ in Thousands		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Customer advances | ₪		₪ 1,861		₪ 1,787
Accrued expenses | ₪		9,039		9,617
Other payables | ₪		316		207
Total other payables and accrued expenses | ₪		₪ 11,216		₪ 11,611
US Dollars [Member]
Disclosure of offsetting of financial liabilities [line items]
Customer advances | $			$ 598
Accrued expenses | $			2,906
Other payables | $			102
Total other payables and accrued expenses | $	[1]		$ 3,606

[1]	Convenience Translation into US Dollars.